Schedule of Business Combination Segment Allocation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 1,121,676	$ 721,629	$ 6,196,743	$ 2,876,273
Cost of sales	875,031	604,418	5,170,386	2,340,788
Gross profit (loss)	246,645	117,211	1,026,357	535,485
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	1,121,676	721,629	6,196,743	2,876,273
Cost of sales	875,031	604,418	5,170,386	2,340,788
Gross profit (loss)	246,645	117,211	1,026,357	535,485
Operating Segments [Member] | Jupiter Wellness [Member]
Segment Reporting Information [Line Items]
Revenues	34,788	14,524	120,627	183,142
Cost of sales	23,965	12,398	325,169	203,089
Gross profit (loss)	10,823	2,126	(204,542)	(19,947)
Operating Segments [Member] | SRM Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	1,086,888	707,105	6,076,116	2,693,131
Cost of sales	851,066	592,020	4,845,217	2,137,699
Gross profit (loss)	$ 2,365,822	$ 115,085	$ 1,230,899	$ 555,432